UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6 f/k/a Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	2/28/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential California Muni Income Fund

(Formerly known as the Dryden California Municipal Fund/California Income Series)

Fund Type Municipal bond Objective Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden California Municipal Fund/California Income Series to the Prudential California Muni Income Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential California Muni Income Fund

Prudential California Muni Income Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Prudential California Muni Income Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.95%; Class B, 1.15%; Class C, 1.65%; Class Z, 0.65%. Net operating expenses apply to: Class A, 0.90%; Class B, 1.15%; Class C, 1.40%; Class Z, 0.65%, after contractual reduction through 12/31/2010.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years
Class A	4.97%	11.28%	20.78%	67.20%
Class B	4.84	11.01	19.28	63.10
Class C	4.72	10.74	17.85	59.14
Class Z	5.12	11.59	22.36	71.51
Barclays Capital Municipal Bond Index[1]	4.13	9.98	24.63	76.25
Lipper California (CA) Muni Debt Funds Avg.[2]	5.39	12.61	15.45	59.01

Average Annual Total Returns[3] as of 3/31/10
		One Year	Five Years	Ten Years
Class A		7.60%	3.14%	4.55%
Class B		6.81	3.56	4.72
Class C		10.54	3.47	4.46
Class Z		12.40	4.25	5.24
Barclays Capital Municipal Bond Index[1]		9.69	4.58	5.58
Lipper California (CA) Muni Debt Funds Avg.[2]		13.83	3.02	4.46

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Distributions and Yields as of 2/28/10
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[4] at Federal Tax Rates of
			33%	35%
Class A	$0.29	3.61%	5.94%	6.12%
Class B	0.28	3.51	5.78	5.95
Class C	0.27	3.26	5.36	5.53
Class Z	0.31	4.01	6.60	6.80

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential California Muni Income Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/10
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, 7/01/16, 2.590%	6.6%
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., 2/14/11, 6.200%	2.1
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, 11/01/16, 5.150%	1.9
Sacramento City Fin. Auth., Ser. B, 11/01/17, 5.510%	1.8
California Hsg. Fin. Agy. Rev., Home Mtge. –83, Ser. A, 2/01/15, 5.000%	1.7

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/28/10
Aaa	2.5%
Aa	30.8
A	29.3
Baa	26.4
Not Rated	10.2
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential California Muni Income Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,049.70	0.90%	$4.57
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class B	Actual	$1,000.00	$1,048.40	1.15%	$5.84
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual	$1,000.00	$1,047.20	1.40%	$7.11
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class Z	Actual	$1,000.00	$1,051.20	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2010 (Unaudited)

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 95.8%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	A3	5.375%	3/01/21	$1,665	$1,692,889
Sharp Healthcare	A3	6.250	8/01/39	1,000	1,077,440
California County Tobacco Securitization Agy., Rev.,
Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	1.350(h)	6/01/21	1,000	859,560
Tobacco Conv. Bonds	NR	5.100	6/01/28	1,035	878,332
California Edl. Facs. Auth. Rev.,
Calif. Inst. of Technology	Aa1	5.000	11/01/39	2,000	2,124,440
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.250	10/01/38	1,500	1,597,020
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.000	10/01/38	2,000	2,073,440
California Health Facs. Fin. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000	7/01/39	2,000	2,090,000
Cedars Sinai Med. Ctr. Rfdg.	A2	5.000	11/15/21	2,000	2,069,160
Cedars Sinai Med. Ctr.	A2	5.000	8/15/39	750	701,798
Episcopal Home, Ser. B	A-(c)	6.000	2/01/32	1,000	1,002,910
Providence Health Svcs., Ser. B	Aa2	5.500	10/01/39	1,500	1,570,515
Providence Health, Ser. C	Aa2	6.500	10/01/38	1,000	1,129,060
Scripps Health, Ser. A	A1	5.000	10/01/22	500	527,120
Scripps Health, Ser. A	A1	5.000	11/15/36	1,000	964,230
St. Joseph Health Sys., Ser. A	A1	5.750	7/01/39	1,000	1,032,010
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa3	5.000(h)	2/01/15	5,095	3,538,478
California Infrastructure & Econ. Dev. Rev.,
Bay Area Toll Brdgs. 1st Lien (Pre-refunded Date 1/01/28)(e)(f)	AAA(c)	5.000	7/01/33	1,700	1,984,308
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	2/01/38	2,000	2,007,640
Scripps Research Inst., Ser. A	Aa3	5.750	7/01/30	1,500	1,505,010
California Municipal Fin. Auth.
Ctfs. Partn. Cmnty. Hosps. Cent.	Baa2	5.500	2/01/39	1,000	876,020
Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.250	6/01/26	1,100	978,274

See Notes to Financial Statements.

Prudential California Muni Income Fund	7

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
California Poll. Ctrl. Fin. Auth.
Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.750%	12/01/23	$2,500	$2,426,300
Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.000	7/01/27	500	486,735
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.000	12/01/31	55	56,141
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa2	5.000	12/01/29	2,000	2,132,200
Central VY Proj., Ser. AF	Aa2	5.000	12/01/29	1,500	1,601,880
California St. Econ. Recovery, Ser. A, Rfdg.	A1	5.250	7/01/21	1,400	1,553,146
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	Baa2	5.250	6/01/28	750	715,208
Var. Cap. Proj., Ser. G-1	Baa2	5.750	10/01/30	750	746,370
Var. Cap. Proj., Sub. Ser. I-1	Baa2	6.375	11/01/34	750	773,955
California St., F.G.I.C., T.C.R.S., GO	Baa1	4.750	9/01/23	1,000	999,000
California St., GO	Baa1	6.000	4/01/38	3,000	3,090,900
California St., GO Unrefunded Balance	Baa1	5.500	4/01/30	5	5,022
California St., Var. Purp., GO	Baa1	5.000	10/01/29	1,500	1,433,160
California St., Var. Purp., GO	Baa1	5.500	11/01/39	1,000	965,890
California St., Var. Purp., GO	Baa1	6.000	11/01/39	1,500	1,547,625
California Statewide Cmntys. Dev. Auth. Rev.,
Drew Sch.	NR	5.300	10/01/37	1,000	763,830
Irvine LLC, U.C.I. East Rfdg.	Baa2	5.000	5/15/32	2,000	1,810,660
John Muir Health	A1	5.125	7/01/39	750	715,508
Polytechnic Sch.	A1	5.000	12/01/34	2,000	1,960,860
Spl. Tax No. 97-1, C.A.B.S.	NR	7.640(h)	9/01/22	4,440	1,739,503
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(c)	7.250	11/15/41	500	531,455
St. Joseph F. Rmkt., F.S.A.	Aa3	5.250	7/01/21	2,500	2,717,925
Windrush Sch.	NR	5.500	7/01/37	1,000	778,330
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A(c)	5.000	4/01/30	1,445	1,324,819

See Notes to Financial Statements.

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Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875%	1/01/34	$1,000	$1,096,790
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250	10/01/27	1,540	1,309,708
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	956,790
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	A(c)	5.000	9/01/24	2,000	1,983,700
Corona-Norco Uni. Sch. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000	9/01/22	1,060	1,094,312
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,010,490
Dist. No. 92-1	NR	6.250	9/01/29	475	462,479
El Dorado Irr. Dist. Partn., Ser. A, C.O.P., Assured Gty.	BB	5.750	8/01/39	1,000	1,039,090
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aa1	5.000	7/01/29	750	792,923
Folsom Spl. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.000	9/01/24	2,450	2,239,325
Folsom Spl. Tax, Unrefunded Balance, Facs. Dist. No. 10, Empire Ranch	NR	6.875	9/01/19	1,230	1,237,232
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., Convertible C.A.B.S.	Baa3	5.875	1/15/28	2,890	2,804,283
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250	12/01/19	3,275	3,342,858
Golden St. Tobacco Securitization Corp. Calif. Tobacco Settlement Rev.,
Asset-Bkd, Sr. Ser. A-1	Baa3	5.750	6/01/47	2,000	1,467,460
Enhanced Asset Bkd., Ser. A	Baa2	5.000	6/01/45	1,000	839,990
Golden St. Tobacco Securitization Rev., Asset-Bkd.,
Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	Aaa	6.750	6/01/39	2,700	3,172,473
Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	Baa2	5.750(h)	6/01/23	3,000	2,625,720

See Notes to Financial Statements.

Prudential California Muni Income Fund	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., N.A.T.L.	Baa1	5.400%(h)	2/01/19	$2,110	$1,319,172
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(c)	5.750	12/01/34	500	506,285
La Mesa-Spring Valley Sch. Dist., GO., Election of 2002, Ser. B, C.A.B.S., N.A.T.L.	A1	5.840(h)	8/01/23	2,000	922,900
La Quinta Redev. Agy. Tax Alloc., NATL, Rfdg. Proj. Area No. 1	Baa1	7.300	9/01/11	1,000	1,076,150
Lincoln Impt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.200	9/02/25	2,535	2,541,490
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000	5/15/19	3,000	3,443,670
Long Beach Redev. Agcy., Dist. No. 3, Spl. Tax Rev. Pine Ave.	NR	6.375	9/01/23	2,775	2,744,087
Los Angeles Calif. Cmnty. College Dist., GO	Aa2	5.000	8/01/33	3,250	3,267,648
Los Angeles Calif. Cmnty. College Dist., 2008 Election, Ser. A, GO	Aa2	6.000	8/01/33	2,000	2,221,920
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	5/15/34	1,000	997,140
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3	5.000	7/01/39	1,000	1,025,820
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.,Ser. A	Aa3	5.375	7/01/38	1,530	1,640,573
Metro. Wtr. Dist. of Southern Calif. Waterworks Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.750	8/10/18	2,000	2,360,460
Unrefunded. Balance Ser. A	Aa2	5.750	7/01/21	2,240	2,694,093
Metro. Wtr. Dist. Southn. Calif. Rfdg., Ser. C	Aa2	5.000	7/01/35	1,000	1,036,980
M-S-R Energy Auth. Calif., Ser. A	A(c)	6.500	11/01/39	1,000	1,057,290
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000	9/02/11	215	225,180
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aa2	6.200	2/14/11	4,370	4,505,819
Spl. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	10.926(d)	2/14/11	1,500	1,593,240

See Notes to Financial Statements.

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Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250%	9/01/23	$2,000	$1,888,560
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500	5/01/29	1,500	1,691,370
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	NR	6.510(h)	8/01/26	1,375	488,400
Ser. B, F.S.A., A.M.T. (Pre-refunded Date 8/01/13)(e)	Aa3	5.800	8/01/34	2,700	3,198,987
Port Oakland,
Inter. Lien, Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000	11/01/29	3,000	2,717,010
Ser. K, A.M.T. (Pre-refunded Date 5/01/10)(e)	A2	5.750	11/01/16	25	25,216
Puerto Rico Comwlth. Rfdg. Pub Impt., Ser. C, GO	Baa3	6.000	7/01/39	400	410,608
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. P	Baa3	6.750	7/01/36	250	271,625
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub, Ser. A	A2	5.500	8/01/42	750	747,713
First Sub, Ser. A	A2	5.750	8/01/37	400	412,308
First Sub, Ser. A	A2	6.000	8/01/42	700	732,795
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.000	7/01/47	2,500	2,189,925
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S., N.A.T.L. Partial E.T.M.(e)	Baa1	6.368	7/01/22	100	116,501
N.A.T.L., Partial E.T.M(e)(g)	Baa1	11.511(d)	7/01/22	2,455	3,265,199
Rocklin Uni. Sch. Dist., Ser. C, GO., C.A.B.S., N.A.T.L.	Baa1	4.080(h)	8/01/16	1,400	1,083,250
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.	Baa1	5.510(h)	11/01/17	5,695	3,774,132
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, N.A.T.L., C.A.B.S.	Baa1	5.150(h)	11/01/16	5,700	4,060,451
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L. Fltg.	Aa3	0.701(i)	12/01/35	1,000	750,750
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa3	6.250	8/01/33	1,750	1,957,620

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875%	9/01/29	$3,000	$3,003,780
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	A1	5.375	2/01/36	1,000	1,041,330
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO., N.A.T.L.	Aa2	6.000	7/01/19	1,000	1,216,490
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(c)	6.500	8/01/39	1,000	1,050,990
San Jose Calif., Library & Park Proj.	Aa1	5.000	9/01/33	2,200	2,300,650
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, Assured Gty., GO	Aa2	4.030(h)	9/01/17	1,000	743,320
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500	9/01/25	2,160	2,080,447
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa3	5.000	7/15/33	1,000	1,011,560
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, N.A.T.L.	Baa1	7.250	8/01/14	2,000	2,373,140
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO., N.A.T.L.	A2	6.710(h)	8/01/29	1,250	346,650
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO., N.A.T.L., C.A.B.S.	Aa2	6.230(h)	8/01/28	1,055	346,335
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	9/01/36	500	514,965
Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1	2.590(h)	7/01/16	16,325	13,869,229
PNC G.I.C. Proj. Rev.	A2	6.750	7/01/13	1,000	1,164,320
Sulphur Springs Uni. Sch. Dist., Ser. A, GO., N.A.T.L., C.A.B.S.	Baa1	1.430(h)	9/01/11	3,000	2,936,670
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500	6/01/45	2,000	1,437,040

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description (a)	Moody’s Rating†*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Municipal Bonds (cont’d.)
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.000%	6/01/22	$2,000	$2,057,440
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A1	5.625	1/01/29	1,000	1,071,490
University Calif. Revs., Gen., Ser. Q	Aa1	5.000	5/15/34	1,000	1,040,240
Ser. O	Aa1	5.750	5/15/34	1,250	1,389,688
University of Calif. Revs., UCLA Med., Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	5/15/30	1,000	997,450
Valley Health. Sys., Hosp. Rev., Impt. Proj., Ser. A(g)	C(c)	6.500	5/15/25	130	71,487
Ventura Cnty. Calif. Cmnty. College, GO	Aa3	5.500	8/01/33	2,000	2,097,480
Vernon Calif. Elec. Sys. Rev., Ser. A	A3	5.125	8/01/21	1,500	1,582,320
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	270,218

Total long-term investments (cost $193,742,653)					201,608,765

SHORT-TERM INVESTMENTS 3.4%

Municipal Bonds
California Health. Facs. Fing. Auth. Rev., Hosp. Adventist, Rmkt., Ser. B, F.R.D.D.(b)	VMIG1	0.130	3/01/10	600	600,000
California St. Dept. Wtr. Res. Pwr. Supply Rev., Sub. Ser. F-4, F.R.D.D.(b)	VMIG1	0.110	3/01/10	400	400,000
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1	0.150	3/01/10	4,505	4,505,000
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1	0.150	3/01/10	1,600	1,600,000

Total short-term investments (cost $7,105,000)					7,105,000

Total Investments 99.2% (cost $200,847,653; Note 5)					208,713,765
Other assets in excess of liabilities(j) 0.8%					1,705,762

Net Assets 100.0%					$210,419,527

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

*	The ratings reflected are as of February 28, 2010. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

F.S.A.—Financial Assurance Guaranty.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2010.
(e)	All or partial escrowed to maturity and/or pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at February 28, 2010.
(i)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2010.
(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2010	Unrealized (Depreciation)
	Short Position:
73	U.S. Treasury 10 Yr. Notes	Jun. 2010	$8,484,084	$8,576,359	$(92,275)

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Municipal Bonds	$—	$208,713,765	$—

	—	208,713,765	—
Other Financial Instruments*	(92,275)	—	—

Total	$(92,275)	$208,713,765	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and February 28, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2010 was as follows:

Special Tax/Assessment District	23.7%
General Obligation	14.0
Pre-Refunded	12.2
Healthcare	11.4
Water & Sewer	7.5
Education	6.7
Transportation	4.7
Short-Term Investments	3.4
Lease Backed Certificates of Participation	3.0
Power	2.8
Corporate Backed IDB & PCR	2.4
Tobacco	2.2

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Industry (cont’d.)
Other	1.7%
Housing	1.7
Tobacco Appropriated	1.6
Solid Waste/Resource Recovery	0.2

99.2
Other assets in excess of liabilities	0.8

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of February 28, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	—	Due to broker - Variation Margin	$92,275	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(194,788)

See Notes to Financial Statements.

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Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(29,378)

For the six months ended February 28, 2010, the Portfolio’s average value at trade date for short positions on futures contracts was $8,606,683.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Unaffiliated investments, at value (cost $200,847,653)	$208,713,765
Cash	75,409
Interest receivable	2,343,342
Receivable for Fund shares sold	54,507
Prepaid expenses	2,340

Total assets	211,189,363

Liabilities
Payable for Fund shares reacquired	414,342
Accrued expenses	98,159
Management fee payable	80,325
Dividends payable	75,365
Distribution fee payable	45,168
Deferred trustees’ fees	25,452
Due to broker—variation margin	25,094
Affiliated transfer agent fee payable	5,931

Total liabilities	769,836

Net Assets	$210,419,527

Net assets were comprised of:
Shares of beneficial interest, at par	$203,320
Paid-in capital in excess of par	201,178,815

201,382,135
Undistributed net investment income	77,425
Accumulated net realized gain on investment and financial futures transactions	1,186,130
Net unrealized appreciation on investments and financial futures	7,773,837

Net assets, February 28, 2010	$210,419,527

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($172,065,738 ÷ 16,626,696 shares of beneficial interest issued and outstanding)	$10.35
Maximum sales charge (4.00% of offering price)	0.43

Maximum offering price to public	$10.78

Class B
Net asset value, offering price and redemption price per share ($7,862,601 ÷ 759,678 shares of beneficial interest issued and outstanding)	$10.35

Class C
Net asset value, offering price and redemption price per share ($16,272,576 ÷ 1,572,349 shares of beneficial interest issued and outstanding)	$10.35

Class Z
Net asset value, offering price and redemption price per share ($14,218,612 ÷ 1,373,231 shares of beneficial interest issued and outstanding)	$10.35

See Notes to Financial Statements.

Prudential California Muni Income Fund	19

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$5,799,505

Expenses
Management fee	522,143
Distribution fee—Class A	215,880
Distribution fee—Class B	20,605
Distribution fee—Class C	57,762
Custodian’s fees and expenses	36,000
Transfer agent’s fees and expenses (including affiliated expense of $16,700) (Note 3)	32,000
Registration fees	27,000
Reports to shareholders	16,000
Audit fee	14,000
Legal fees and expenses	12,000
Trustees’ fees	10,000
Insurance expense	3,000
Miscellaneous	4,100

Total expenses	970,490
Less: Custodian fee credit (Note 1)	(231)

Net expenses	970,259

Net investment income	4,829,246

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	680,416
Financial futures transactions	(194,788)

485,628

Net change in unrealized appreciation (depreciation) on:
Investments	4,783,106
Financial futures contracts	(29,378)

4,753,728

Net gain on investments	5,239,356

Net Increase In Net Assets Resulting From Operations	$10,068,602

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,829,246	$9,658,396
Net realized gain on investment and financial futures transactions	485,628	1,609,151
Net change in unrealized appreciation (depreciation) on investments and financial futures	4,753,728	(6,528,811)

Net increase in net assets resulting from operations	10,068,602	4,738,736

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,984,918)	(8,032,676)
Class B	(179,926)	(443,331)
Class C	(316,876)	(555,760)
Class Z	(304,416)	(427,986)

	(4,786,136)	(9,459,753)

Distributions from net realized gains
Class A	(912,308)	(735,441)
Class B	(45,987)	(47,423)
Class C	(77,403)	(51,917)
Class Z	(56,061)	(35,930)

	(1,091,759)	(870,711)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,587,848	19,655,481
Net asset value of shares issued in reinvestment of dividends and distributions	4,480,192	5,748,249
Cost of shares reacquired	(21,618,008)	(40,335,338)

Net increase (decrease) in net assets from Fund share transactions	1,450,032	(14,931,608)

Total increase (decrease)	5,640,739	(20,523,336)

Net Assets
Beginning of period	204,778,788	225,302,124

End of period(a)	$210,419,527	$204,778,788

(a) Includes undistributed net investment income of:	$77,425	$34,315

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential California Muni Income Fund (formerly Dryden California Municipal Fund—California Income Series) (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk consistent with the preservation of capital. The Fund will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non-rated securities which are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale

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price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss and is presented in the Statement of Assets and Liabilities. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value

Prudential California Muni Income Fund	23

Notes to Financial Statements

(Unaudited) continued

caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial future contracts, involve element of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described

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above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2010, the Fund did not enter into any Tender Option Bond Transactions.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pay monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Prudential California Muni Income Fund	25

Notes to Financial Statements

(Unaudited) continued

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, it is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion and 0.45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was 0.50% of the Fund’s average daily net assets for the six months ended February 28, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 0.50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% and 0.75% of the Class A and Class C shares, respectively for the six months ended February 28, 2010.

PIMS has advised the Fund that it received approximately $73,808 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2010. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2010, it received approximately $2,975 and $1,859 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a Commitment fee of 0.13% of the unused portion of the agreement. The purpose of the SCA is to provide as an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Prudential California Muni Income Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”) affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $21,500 in total networking fees, of which approximately $700 was paid to First Clearing and $4,500 was paid to Wells Fargo, respectively, through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Fund excluding short-term investments, for the six months ended February 28, 2010 were $19,250,248 and $28,029,151, respectively.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accounting principles, are recorded on the ex-dividend date.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$200,041,684	$13,614,361	$(4,942,280)	$8,672,081

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Prudential California Muni Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest for the six months ended February 28, 2010 and fiscal year ended August 31, 2009 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	623,531	$6,485,368
Shares issued in reinvestment of dividends and distributions	362,804	3,750,440
Shares reacquired	(1,326,480)	(13,718,845)

Net increase (decrease) in shares outstanding before conversion	(340,145)	(3,483,037)
Shares issued upon conversion from Class B	66,797	691,323

Net increase (decrease) in shares outstanding	(273,348)	$(2,791,714)

Year ended August 31, 2009:
Shares sold	834,365	$8,135,981
Shares issued in reinvestment of dividends and distributions	486,700	4,741,688
Shares reacquired	(3,225,392)	(31,423,539)

Net increase (decrease) in shares outstanding before conversion	(1,904,327)	(18,545,870)
Shares issued upon conversion from Class B	415,797	4,048,404

Net increase (decrease) in shares outstanding	(1,488,530)	$(14,497,466)

Class B
Six months ended February 28, 2010:
Shares sold	62,457	$647,529
Shares issued in reinvestment of dividends and distributions	17,628	182,337
Shares reacquired	(127,574)	(1,315,062)

Net increase (decrease) in shares outstanding before conversion	(47,489)	(485,196)
Shares issued upon conversion into Class A	(66,764)	(691,323)

Net increase (decrease) in shares outstanding	(114,253)	$(1,176,519)

Year ended August 31, 2009:
Shares sold	168,490	$1,655,747
Shares issued in reinvestment of dividends and distributions	30,803	300,049
Shares reacquired	(191,182)	(1,852,282)

Net increase (decrease) in shares outstanding before conversion	8,111	103,514
Shares issued upon conversion from Class B	(415,524)	(4,048,404)

Net increase (decrease) in shares outstanding	(407,413)	$(3,944,890)

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Class C	Shares	Amount
Six months ended February 28, 2010:
Shares sold	309,337	$3,196,867
Shares issued in reinvestment of dividends and distributions	28,655	296,362
Shares reacquired	(225,645)	(2,329,861)

Net increase (decrease) in shares outstanding	112,347	$1,163,368

Year ended August 31, 2009:
Shares sold	502,832	$4,891,852
Shares issued in reinvestment of dividends and distributions	40,102	390,999
Shares reacquired	(249,642)	(2,435,067)

Net increase (decrease) in shares outstanding	293,292	$2,847,784

Class Z
Six months ended February 28, 2010:
Shares sold	799,355	$8,258,084
Shares issued in reinvestment of dividends and distributions	24,263	251,053
Shares reacquired	(412,140)	(4,254,240)

Net increase (decrease) in shares outstanding	411,478	$4,254,897

Year ended August 31, 2009:
Shares sold	505,959	$4,971,901
Shares issued in reinvestment of dividends and distributions	32,334	315,513
Shares reacquired	(474,418)	(4,624,450)

Net increase (decrease) in shares outstanding	63,875	$662,964

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential California Muni Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

FEBRUARY 28, 2010	SEMIANNUAL REPORT

Prudential California Muni Income Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investments and financial futures	.26

Total from investment operations	.50

Less Dividends and Distributions:
Dividends from net investment income	(.24)
Distributions from net realized gains	(.05)

Total dividends and distributions	(.29)

Net asset value, end of period	$10.35

Total Return(a):	4.97%
Ratios/Supplemental Data:
Net assets, end of period (000)	$172,066
Average net assets (000)	$174,136
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.90	%(e)
Expenses, excluding distribution and service (12b-1) fees	.65	%(e)
Net investment income	4.66	%(e)
For Class A, B, C, and Z shares:
Portfolio turnover rate	9	%(d)(f)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.
(c)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .87% and .89% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(d)	The portfolio turnover rate including variable rate demand notes was 22% and 53% for the six months ended February 28, 2010 and for the year ended August 31, 2009, respectively.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class A
Year Ended August 31,
2009		2008		2007		2006	2005

$10.37		$10.55		$10.94		$11.14	$10.95

.47		.45		.47		.48	.46
(.20)		(.10)		(.30)		(.14)	.19

.27		.35		.17		.34	.65

(.46)		(.47)		(.46)		(.47)	(.46)
(.04)		(.06)		(.10)		(.07)	—

(.50)		(.53)		(.56)		(.54)	(.46)

$10.14		$10.37		$10.55		$10.94	$11.14

2.94%		3.31%		1.55%		3.18%	6.02%

$171,357		$190,613		$195,617		$136,509	$141,564
$170,257		$192,969		$183,767		$140,306	$141,287

.89%		.87	%(c)	.92	%(c)	.94%	.93%
.64%		.62	%(c)	.67	%(c)	.69%	.68%
4.82%		4.23%		4.40%		4.33%	4.15%

30	%(d)	41%		43%		40%	11%

See Notes to Financial Statements.

Prudential California Muni Income Fund	35

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investments and financial futures	.26

Total from investment operations	.49

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.05)

Total dividends and distributions	(.28)

Net asset value, end of period	$10.35

Total Return(a):	4.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,863
Average net assets (000)	$8,310
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.15	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	4.40	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.12% and 1.14% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended August 31,
2009	2008		2007		2006	2005

$10.37	$10.55		$10.94		$11.14	$10.95

.45	.42		.45		.45	.43
(.20)	(.10)		(.30)		(.14)	.19

.25	.32		.15		.31	.62

(.44)	(.44)		(.44)		(.44)	(.43)
(.04)	(.06)		(.10)		(.07)	—

(.48)	(.50)		(.54)		(.51)	(.43)

$10.14	$10.37		$10.55		$10.94	$11.14

2.69%	3.06%		1.29%		2.92%	5.76%

$8,861	$13,283		$19,291		$21,264	$35,061
$9,922	$15,408		$20,405		$25,830	$40,894

1.14%	1.12	%(b)	1.17	%(b)	1.19%	1.18%
.64%	.62	%(b)	.67	%(b)	.69%	.68%
4.57%	3.98%		4.13%		4.08%	3.90%

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investments and financial futures	.27

Total from investment operations	.48

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized gains	(.05)

Total dividends and distributions	(.27)

Net asset value, end of period	$10.35

Total Return(a):	4.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,272
Average net assets (000)	$15,531
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.65	%(d)
Net investment income	4.16	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares.
(c)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.37% and 1.39% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class C
Year Ended August 31,
2009	2008		2007		2006	2005

$10.37	$10.55		$10.94		$11.14	$10.95

.42	.40		.42		.42	.40
(.20)	(.10)		(.30)		(.14)	.19

.22	.30		.12		.28	.59

(.41)	(.42)		(.41)		(.41)	(.40)
(.04)	(.06)		(.10)		(.07)	—

(.45)	(.48)		(.51)		(.48)	(.40)

$10.14	$10.37		$10.55		$10.94	$11.14

2.45%	2.82%		1.04%		2.66%	5.50%

$14,804	$12,094		$8,488		$8,059	$8,251
$13,172	$9,567		$8,497		$8,182	$8,726

1.39%	1.37	%(c)	1.42	%(c)	1.44%	1.43%
.64%	.62	%(c)	.67	%(c)	.69%	.68%
4.32%	3.74%		3.90%		3.83%	3.66%

See Notes to Financial Statements.

Prudential California Muni Income Fund	39

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investments and financial futures	.27

Total from investment operations	.52

Less Dividends and Distributions:
Dividends from net investment income	(.26)
Distributions from net realized gains	(.05)

Total dividends and distributions	(.31)

Net asset value, end of period	$10.35

Total Return(a):	5.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,219
Average net assets (000)	$12,612
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.65	%(c)
Expenses, excluding distribution and service (12b-1) fees	.65	%(c)
Net investment income	4.91	%(c)

(a)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .62% and .64% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended August 31,
2009	2008		2007		2006	2005

$10.37	$10.56		$10.95		$11.14	$10.95

.50	.48		.50		.50	.48
(.20)	(.11)		(.30)		(.12)	.19

.30	.37		.20		.38	.67

(.49)	(.50)		(.49)		(.50)	(.48)
(.04)	(.06)		(.10)		(.07)	—

(.53)	(.56)		(.59)		(.57)	(.48)

$10.14	$10.37		$10.56		$10.95	$11.14

3.21%	3.49%		1.80%		3.53%	6.29%

$9,757	$9,312		$5,636		$4,985	$4,737
$8,616	$6,821		$5,566		$4,925	$5,101

.64%	.62	%(b)	.67	%(b)	.69%	.68%
.64%	.62	%(b)	.67	%(b)	.69%	.68%
5.07%	4.50%		4.64%		4.58%	4.39%

See Notes to Financial Statements.

Prudential California Muni Income Fund	41

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of the Fund. All trustees, with the exception of Mr. Benjamin, served as trustees to the Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	17,671,781.071	220,766.311

Linda W. Bynoe	17,651,742.722	240,804.660

Michael S. Hyland	17,671,781.071	220,766.311

Douglas H. McCorkindale	17,659,011.212	233,536.170

Stephen P. Munn	17,671,781.071	220,766.311

Richard A. Redeker	17,662,147.212	230,400.170

Robin B. Smith	17,654,197.230	238,350.152

Stephen G. Stoneburn	17,654,197.230	238,350.152

Judy A. Rice	17,666,552.290	225,995.092

Scott E. Benjamin	17,671,781.071	220,766.311

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential California Muni Income Fund
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0176823-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Prudential Investment Portfolios 6

By: (Signature and Title)	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date: April 28, 2010

By: (Signature and Title)	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date: April 28, 2010